Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Investor Class
April 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio.

Nicola Stafford serves as portfolio manager of Consumer Staples Portfolio.

Jody Simes serves as co-manager of Materials Portfolio.

The following information supplements information for Consumer Staples Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes VIP Consumer Staples Portfolio ($242 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of VIP Consumer Staples Portfolio beneficially owned by Ms. Stafford was none.

The following information supplements information for Materials Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes VIP Materials Portfolio ($44 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of VIP Materials Portfolio beneficially owned by Mr. Simes was none.

VIPINVFB-20-01 1.827184.126	February 10, 2020

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Initial Class
April 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio.

Nicola Stafford serves as portfolio manager of Consumer Staples Portfolio.

Jody Simes serves as co-manager of Materials Portfolio.

The following information supplements information for Consumer Staples Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes VIP Consumer Staples Portfolio ($242 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of VIP Consumer Staples Portfolio beneficially owned by Ms. Stafford was none.

The following information supplements information for Materials Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes VIP Materials Portfolio ($44 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of VIP Materials Portfolio beneficially owned by Mr. Simes was none.

VIPFCB-20-01 1.782383.132	February 10, 2020